Taxation - Summary of Taxation Charge Based on Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ (92)	£ 43	£ (60)
Current taxation	1,552	1,621	1,491
Deferred taxation	(1,026)	(865)	(784)
Tax charge/tax rate	526	756	707
UK current year charge
Current tax expense (income)
Current tax expense (income)	186	207	200
Rest of World current year charge
Current tax expense (income)
Current tax expense (income)	£ 1,458	£ 1,371	£ 1,351